Commitments (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments [Abstract]
Commitments
Note 6—Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on June 19, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Sale of Units to Related Party

A fund managed by an affiliate of the Sponsor purchased 2,227,500 Units in the Initial Public Offering at the Initial Public Offering price. The underwriter did not receive any underwriting discount or commissions on the Units purchased by such fund.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of 2.0% of the gross proceeds from the Units sold in the Initial Public Offering, after deducting the proceeds received from the fund managed by an affiliate of the Sponsor, or $4,554,500 in the aggregate. In addition, the underwriter is entitled to a deferred fee of 3.5% of the gross proceeds from the Units sold in the Initial Public Offering, or $7,970,375. The deferred fee will be forfeited by the underwriter solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement. The underwriter did not receive any underwriting discount or commissions on Units purchased by a fund managed by an affiliate of the Sponsor.

Note 6—Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on June 19, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Sale of Units to Related Party

A fund managed by an affiliate of the Sponsor purchased 2,227,500 Units in the Initial Public Offering at the Initial Public Offering price. The underwriter did not receive any underwriting discount or commissions on the Units purchased by such fund.

Underwriting Agreement

The Company granted the underwriter a 45-day option to purchase up to 3,375,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. As of June 24, 2019, the underwriter partially exercised its over-allotment option to purchase an additional 2,500,000 Units at $10.00 per Unit, leaving 875,000 Units available for purchase at $10.00 per Unit. The underwriters’ election to exercise their remaining over-allotment option expired unexercised on August 5, 2019.

The underwriter was paid a cash underwriting discount of 2.0% of the gross proceeds from the Units sold in the Initial Public Offering, after deducting the proceeds received from the fund managed by an affiliate of the Sponsor, or $4,554,500 in the aggregate. In addition, the underwriter is entitled to a deferred fee of 3.5% of the gross proceeds from the Units sold in the Initial Public Offering, or $7,970,375. The deferred fee will be forfeited by the underwriter solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement. The underwriter did not receive any underwriting discount or commissions on Units purchased by a fund managed by an affiliate of our sponsor.